CONGRESS LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at January 31, 2023 (Unaudited)

Shares		Value
COMMON STOCKS: 98.9%
Aerospace & Defense: 1.5%
13,450	Northrop Grumman Corp.	$6,026,138

Banks: 2.0%
55,725	First Republic Bank	7,850,538

Beverages: 2.4%
56,300	PepsiCo, Inc.	9,628,426

Capital Markets: 1.5%
15,000	CME Group, Inc. - Class A	2,649,900
10,000	Moody’s Corp.	3,227,500
		5,877,400
Chemicals: 1.9%
31,575	The Sherwin-Williams Co.	7,470,329

Communications Equipment: 1.5%
110,896	Ciena Corp. [1]	5,768,810

Construction & Engineering: 1.6%
41,525	Quanta Services, Inc.	6,319,690

Electrical Equipment: 1.6%
40,000	Eaton Corp PLC	6,488,400

Food & Staples Retailing: 3.5%
26,900	Costco Wholesale Corp.	13,749,666

Health Care Equipment & Supplies: 4.6%
97,556	Abbott Laboratories	10,784,816
29,700	Intuitive Surgical, Inc. [1]	7,296,993
		18,081,809
Health Care Providers & Services: 2.7%
21,400	UnitedHealth Group, Inc.	10,682,666

Health Care Technology: 1.1%
24,714	Veeva Systems, Inc. - Class A [1]	4,214,973

Hotels, Restaurants & Leisure: 1.3%
35,025	Darden Restaurants, Inc.	5,182,649

Household Products: 2.3%
64,600	The Procter & Gamble Co.	9,197,748

Interactive Media & Services: 4.3%
124,000	Alphabet, Inc. - Class A [1]	12,256,160
49,500	Alphabet, Inc. - Class C [1]	4,943,565
		17,199,725
Internet & Direct Marketing Retail: 4.0%
155,600	Amazon.com, Inc. [1]	16,047,028

IT Services: 6.3%
29,225	Accenture PLC - Class A	8,155,236
74,100	Visa, Inc. - Class A	17,058,561
		25,213,797
Machinery: 5.0%
45,000	Caterpillar, Inc.	11,353,050
55,800	Dover Corp.	8,472,114
		19,825,164
Metals & Mining: 2.4%
217,200	Freeport-McMoRan Copper & Gold, Inc.	9,691,464

Oil, Gas & Consumable Fuels: 4.0%
34,600	Chevron Corp.	6,021,092
43,700	Pioneer Natural Resources Co.	10,066,295
		16,087,387
Personal Products: 1.5%
21,700	Estée Lauder Companies, Inc. - Class A	6,012,636

Pharmaceuticals: 4.4%
24,200	Eli Lilly & Co.	8,328,430
54,200	Zoetis, Inc.	8,969,558
		17,297,988
Road & Rail: 1.3%
15,000	Old Dominion Freight Line, Inc.	4,998,600

Semiconductors & Semiconductor Equipment: 3.5%
26,000	NVIDIA Corp.	5,079,620
48,900	NXP Semiconductors NV	9,012,759
		14,092,379
Software: 20.0%
41,275	Adobe, Inc. [1]	15,285,783
26,500	Intuit, Inc.	11,200,755
96,800	Microsoft Corp.	23,988,008
19,675	Paycom Software, Inc. [1]	6,373,520
20,500	Roper Technologies, Inc.	8,748,375
9,825	ServiceNow, Inc. [1]	4,471,652
27,000	Synopsys, Inc. [1]	9,551,250
		79,619,343
Specialty Retail: 6.0%
45,475	The Home Depot, Inc.	14,741,631
11,700	O’Reilly Automotive, Inc. [1]	9,270,495
		24,012,126
Technology Hardware, Storage & Peripherals: 6.7%
184,000	Apple, Inc.	26,549,360

TOTAL COMMON STOCKS
(Cost $213,993,748)		393,186,239

SHORT-TERM INVESTMENTS: 1.1%
Money Market Funds: 1.1%
4,510,905	First American Treasury Obligations Fund - Institutional Class, 4.240% [2]	4,510,905
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,510,905)		4,510,905

TOTAL INVESTMENTS IN SECURITIES: 100.0%
(Cost $218,504,653)		397,697,144
Other Assets in Excess of Liabilities: 0.0% [3]		58,965
TOTAL NET ASSETS: 100.0%		$397,756,109

[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of January 31, 2023.
[3]	Does not round to 0.1% or (0.1)%, as applicable.

The Global Industry Classification Standard (“GICS®”) sector and industry classifications were developed by and/or are the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Congress Large Cap Growth Fund’s (the “Fund”) administrator, U.S. Bancorp Fund Services, LLC.

Congress Large Cap Growth Fund
Summary of Fair Value Exposure at January 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2023. See the Schedule of Investments for an industry breakout:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$393,186,239	$-	$-	$393,186,239
Short-Term Investments	4,510,905	-	-	4,510,905
Total Investments in Securities	$397,697,144	$-	$-	$397,697,144